Capitalized Software Development Cost, Net	12 Months Ended
Mar. 31, 2025
Capitalized Software Development Cost Net
Capitalized Software Development Cost, Net

Note 7 - Capitalized Software Development Cost, Net

	For the Years Ended March 31,
	2025	2024
Software Development Cost	$2,812,770	$2,772,872
Less: Accumulated amortization	(2,610,605)	(2,415,608)
Capitalized software development cost, net	$202,166	$357,264

Amortization expenses were $208,273 and $336,910 for the years ended March 31, 2025 and 2024, respectively. There were no impairment of capitalized software development cost for the years ended March 31, 2025 and 2024, respectively

The following is a schedule, by fiscal years, of amortization amount of capitalized software development cost as of March 31, 2025:

2026	100,511
2027	45,400
2028	2,448
Total	$148,359

As of March 31, 2025, the Company had capitalized $53,807 of research and development costs related to the SmartHomework® Solution Platform that have not yet been placed in service. Accordingly, these costs are not included in the future amortization schedule presented above.